EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Basic and Diluted Earnings Per Common Share
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2020	2019	2018
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$269,579	$245,950	$242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	23,140	20,412	19,792

Earnings allocated to Watsco, Inc. shareholders	$246,439	$225,538	$223,140

Weighted-average common shares outstanding - Basic	35,069,516	34,644,700	34,319,890

Basic earnings per share for Common and Class B common stock	$7.03	$6.51	$6.50

Allocation of earnings for Basic:
Common stock	$228,361	$208,779	$206,355
Class B common stock	18,078	16,759	16,785

	$246,439	$225,538	$223,140

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$269,579	$245,950	$242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	23,140	20,411	19,788

Earnings allocated to Watsco, Inc. shareholders	$246,439	$225,539	$223,144

Weighted-average common shares outstanding - Basic	35,069,516	34,644,700	34,319,890
Effect of dilutive stock options	81,055	30,941	54,379

Weighted-average common shares outstanding - Diluted	35,150,571	34,675,641	34,374,269

Diluted earnings per share for Common and Class B common stock	$7.01	$6.50	$6.49